Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Summary of Acquisitions and Capitalized Interest by Operating Segment
The table below sets forth acquisitions and capitalized interest by operating segment for the first half of 2021:

(€ million)	June 30, 2021	December 31, 2020
Acquisitions	523	1,310
Pharmaceuticals	356	831
Industrial facilities	232	634
Research sites	72	152
Other	52	45
Vaccines	140	384
Consumer Healthcare	27	95
Capitalized interest	6	11